Basic and Diluted Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Basic and Diluted Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Ordinary Share

The following table sets forth the computation of the Company’s basic and diluted net loss per Ordinary share:

	Year ended December 31,
	2022	2023	2024
Numerator:

Net loss	$(33,762)	$(29,157)	$(31,750)

Denominator:

Weighted-average shares used in computing net loss per share, basic and diluted	63,534,875	69,377,922	69,927,566

Net loss per share, basic and diluted	$(0.53)	$(0.42)	$(0.45)

Schedule of Securites Not Included in Computation of Diluted Net Loss Per Share

The following securities were not included in the computation of diluted net loss per share, because to do so would have been anti-dilutive:

	Year ended December 31,
	2022	2023	2024

Outstanding share options	8,237,794	10,520,774	14,449,650
Unvested RSUs	924,867	813,268	857,899
Warrants	18,071,521	18,061,537	15,747,561

	27,234,182	29,395,579	31,055,110